Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ 88,482	$ (60,978)
Other financial assets/liabilities	11,977	(7,758)
Inventories	(13,032)	(32,752)
Prepaid expenses	(5,377)	1,663
Trade and other payables	2,449	(11,549)
Provisions and other liabilities	11,575	8,583
Increase (decrease) in working capital	$ 96,074	$ (102,791)